Stock-based Compensation - Schedule of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Schedule Of Stock Options [Line Items]
Options, Beginning Balance	283
Options, Exercised
Options, Granted	40
Options, Forfeited/expired	(6)
Options, Cancelled
Options, Ending Balance	317
Options, Vested or expected to vest	317
Options, Exercisable	277
Weighted - average exercise price, Beginning Balance	$ 44.93
Weighted - average exercise price, Exercised
Weighted - average exercise price, Granted	$ 96.20
Weighted - average exercise price, Forfeited/expired	$ 146.66
Weighted - average exercise price, Cancelled
Weighted - average exercise price, Ending Balance	$ 49.28
Weighted - average exercise price, Vested or expected to vest	$ 49.28
Weighted - average exercise price, Exercisable	$ 42.58